Financial Risk Management_Value At Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Kookmin Bank | Average
Value At Risk Line Items [Line Items]
Value At Risk	₩ 16,221	₩ 23,312
Kookmin Bank | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	11,653	16,498
Kookmin Bank | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	23,078	30,247
Kookmin Bank | Ending
Value At Risk Line Items [Line Items]
Value At Risk	14,936	19,601
Kookmin Bank | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	12,513	22,682
Kookmin Bank | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	6,044	14,313
Kookmin Bank | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	18,684	42,155
Kookmin Bank | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	7,074	23,758
Kookmin Bank | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	2,995	1,002
Kookmin Bank | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1,253	757
Kookmin Bank | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	4,831	1,345
Kookmin Bank | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	3,348	1,255
Kookmin Bank | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	9,443	32,709
Kookmin Bank | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	5,033	12,405
Kookmin Bank | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	16,453	44,322
Kookmin Bank | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	16,453	24,315
Kookmin Bank | Deduction of diversification effect | Average
Value At Risk Line Items [Line Items]
Value At Risk	0	0
Kookmin Bank | Deduction of diversification effect | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	0	0
Kookmin Bank | Deduction of diversification effect | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	0	0
Kookmin Bank | Deduction of diversification effect | Ending
Value At Risk Line Items [Line Items]
Value At Risk	(11,939)	(29,727)
KB Securities Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	756,398	626,184
KB Securities Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	604,740	493,012
KB Securities Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	885,661	753,796
KB Securities Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	775,652	665,248
KB Securities Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	456,847	421,275
KB Securities Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	366,027	347,369
KB Securities Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	537,126	498,631
KB Securities Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	510,618	457,470
KB Securities Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	293,623	193,791
KB Securities Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	236,329	138,044
KB Securities Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	335,900	239,685
KB Securities Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	261,341	200,101
KB Securities Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	5,923	11,113
KB Securities Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	2,383	7,599
KB Securities Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	12,613	15,446
KB Securities Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	3,692	7,674
KB Securities Co., Ltd. | Commodity risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	5	5
KB Securities Co., Ltd. | Commodity risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1	0
KB Securities Co., Ltd. | Commodity risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	22	34
KB Securities Co., Ltd. | Commodity risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	1	3
KB Insurance Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	54,505	65,652
KB Insurance Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	42,686	52,859
KB Insurance Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	63,509	79,107
KB Insurance Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	59,949	60,162
KB Insurance Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	43,431	47,569
KB Insurance Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	34,202	40,546
KB Insurance Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	48,456	55,875
KB Insurance Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	45,180	41,467
KB Insurance Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		81
KB Insurance Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		0
KB Insurance Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		133
KB Insurance Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		0
KB Insurance Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	11,074	18,002
KB Insurance Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	8,484	12,313
KB Insurance Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	15,053	23,099
KB Insurance Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	14,769	18,695
KB Life Insurance Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	1,264	1,381
KB Life Insurance Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	968	593
KB Life Insurance Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	1,544	1,961
KB Life Insurance Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	1,134	1,596
KB Life Insurance Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	1,264	1,381
KB Life Insurance Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	968	593
KB Life Insurance Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	1,544	1,961
KB Life Insurance Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	1,134	1,596
KB Investment Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	2,087	4,957
KB Investment Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1,776	746
KB Investment Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	3,089	6,563
KB Investment Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	3,033	5,694
KB Investment Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	23	3,904
KB Investment Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	0	0
KB Investment Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	56	4,766
KB Investment Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	0	3,897
KB Investment Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	2,064	1,053
KB Investment Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1,776	746
KB Investment Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	3,033	1,797
KB Investment Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	3,033	1,797
KB Asset Management Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	3,217	353
KB Asset Management Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	648	0
KB Asset Management Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	4,963	2,898
KB Asset Management Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	3,719	2,691
KB Asset Management Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	777	19
KB Asset Management Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	21	0
KB Asset Management Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	1,886	215
KB Asset Management Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	1,043	8
KB Asset Management Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	1,658	241
KB Asset Management Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	0	0
KB Asset Management Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	1,952	1,634
KB Asset Management Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	1,839	1,634
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	782	93
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	627	0
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	1,125	1,049
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	₩ 837	₩ 1,049